Stock-Based Compensation - Schedule of Options Summarized by Exercise Price (Details) - $ / shares	Dec. 31, 2021	Jan. 27, 2021	Dec. 31, 2020	Dec. 31, 2019
Option Outstanding, Shares	187,116		37,116	5,116
Option Exercisable, Shares	187,116
Option Exercisable, Weighted Average Exercise Price	$ 12.38	$ 2.88
Stock Option [Member] | Exercise Price Range One [Member]
Option Exercise Price Per Share	$ 1.05
Option Outstanding, Shares	32,000
Option Exercisable, Shares	1.05
Option Exercisable, Weighted Average Exercise Price	$ 32,000
Stock Option [Member] | Exercise Price Range Two [Member]
Option Exercise Price Per Share	$ 2.50
Option Outstanding, Shares	50,000
Option Exercisable, Shares	2.50
Option Exercisable, Weighted Average Exercise Price	$ 50,000
Stock Option [Member] | Exercise Price Range Three [Member]
Option Exercise Price Per Share	$ 3.00
Option Outstanding, Shares	100,000
Option Exercisable, Shares	3.00
Option Exercisable, Weighted Average Exercise Price	$ 100,000
Stock Option [Member] | Exercise Price Range Four [Member]
Option Exercise Price Per Share	$ 363.17
Option Outstanding, Shares	5,116
Option Exercisable, Shares	363.17
Option Exercisable, Weighted Average Exercise Price	$ 5,116